Selected Statements of Income Data - Schedule of General and Administrative Expenses (Details) - Selling, general and administrative expense [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Salary and related expenses	$ 21,754	$ 27,425	$ 21,492
Consultants	4,394	4,726	5,335
Cost of share-based payment	1,607	4,023	2,135
Others	14,254	4,637	8,590
Total general and administrative expenses	$ 42,009	$ 40,811	$ 37,552